Consolidated Statements of Cash Flows (USD $)	9 Months Ended				12 Months Ended				138 Months Ended	147 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Net loss	$ (1,413,229)		$ (1,525,055)		$ (2,135,140)		$ (2,346,826)	$ (2,747,328)	$ (24,767,142)	$ (26,180,371)
Depreciation and amortization	52,652		70,232		93,643		109,017	119,773	659,280	711,932
Accretion of preferred stock redemption value									346,673	346,673
Stock-based compensation expense	116,600		247,318		310,076		772,997	750,532	6,669,815	6,634,289
Investor warrant modification expense	238,169						152,126			390,295
Grant funds receivable	241,234		(65,020)		(82,733)		290,760	(153,954)	(266,248)	(25,014)
Prepaid expenses and other current assets	(5,961)		(17,204)		(12,593)		19,122	(4,215)	(42,301)	(48,262)
Deferred offering costs							430,402	(430,402)
Deposits and other assets							980	(11,010)	(11,010)	(11,010)
Accounts payable and accrued expenses	(101,505)		(603,624)		(614,500)		419,927	39,033	415,825	314,320
Total adjustments	541,189		(368,298)		(306,107)		2,043,205	309,757	7,772,034	8,313,223
Net cash used in operating activities	(872,040)		(1,893,353)		(2,441,247)		(303,621)	(2,437,571)	(16,995,108)	(17,867,148)
Purchase of property and equipment	(86,602)						(11,896)	(4,706)	(538,490)	(625,092)
Proceeds from sale of property and equipment								5,580	5,580	5,580
Net cash used in investing activities	(86,602)						(11,896)	874	(532,910)	(619,512)
Net proceeds from sale of common stock	1,643,333		310,160		310,160		404,410		15,836,468	17,479,801
Net proceeds from sale of preferred stock			1,999,032		1,999,032				2,727,475	2,727,475
Net cash provided by financing activities	1,643,333	[1]	2,309,192	[1]	2,309,192	[1]	404,410		18,563,943	20,207,276 [1]
Net increase in cash and cash equivalents	684,691		415,839		(132,055)		88,893	(2,436,697)	1,035,925	1,720,616
Cash and cash equivalents at beginning of period	1,035,925		1,167,980		1,167,980		1,079,087	3,515,784
Cash and cash equivalents at end of period	1,720,616		1,583,819		1,035,925		1,167,980	1,079,087	1,035,925	1,720,616
Interest paid									$ 5,669	$ 5,669

[1]	Supplemental disclosure of non-cash investing and financing activities: In connection with the Merger discussed in Note 5, all of the then outstanding shares of the Company's mandatory redeemable convertible preferred stock were converted into shares of common stock as of September 28, 2006. As discussed in Note 6, during 2012, an aggregate of 1,412 shares of the Company's outstanding Series A Convertible Preferred Stock were converted into 1,882,667 shares of common stock.